Entity Level Disclosures and Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Level Disclosures and Segment Information [Line Items]
Legal proceedings		$ 2,439	$ 2,704
Revenue	$ 26,521	18,550	9,654
One main customer [Member]
Entity Level Disclosures and Segment Information [Line Items]
Revenue	$ 3,055	$ 6,948	$ 2,214
Revenue percentage	12.00%	37.00%	23.00%